Investment Strategy - Tema Healthcare AI ETF	Jul. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are engaged in applying Artificial Intelligence (“AI”) to the Healthcare industry Healthcare AI companies.

The Adviser deems a company to be a "Healthcare AI Company” if: (i) at least 40% of its annual revenue is derived from AI enabled products or services that utilize AI technologies to enable, improve, or transform healthcare-related products, services, or operations (each as further described below); (ii) companies that expect to have 40% or more of their annual revenue in the next 18 to 24 months derived from AI enabled products or services that utilize AI technologies to enable, improve, or transform healthcare-related products, services, or operations, but the company has publicly disclosed that Healthcare AI is a strategic focus of its business.

For purposes of determining whether a company is a "Healthcare AI Company,” the Adviser will evaluate a company’s primary business activities and operations using company press coverage, trade groups, equity and debt offering filings, publications specialized in healthcare and healthcare AI, company disclosures, such as earnings conference calls, company presentations, capital markets days, and external research.

Examples of such companies include, but are not limited to:

-	Biotechnology firms that are using AI tools such as machine learning, computational biology, or data-driven platforms to accelerate therapeutic discovery, clinical trial design, biomarker development, or precision medicine.
-	Life science and diagnostic companies involved in collecting large multi-omic (involving genomics, proteomics, etc.) data sets upon which AI algorithms can be applied to develop new drugs, services and diagnostics for the prevention and treatment of diseases.
-	Medical imaging technology companies, that make imaging machines, systems and software, embedding AI widely in their products and services.
-	Biopharma Ops companies that provide AI-powered software and services to improve the operation of the biopharma sector.
-	Companies making and selling AI-enabled medical devices such as continuous glucose monitoring, insulin infusion systems.
-	Companies making and servicing AI-powered robotic surgery systems.
-	Companies applying AI to core healthcare services such as hospital care, drug distribution and medical insurance.
-	Companies engaged in healthcare service delivery via AI-enabled digital tools, often called “health-tech”. This includes, for example, the application of AI to general medical practice (so called “telehealth”) and AI tools assisting doctors and drug distribution.
-	Companies applying AI to the field of synthetic biology, which is defined as the application of engineering to modify and design organisms and biological systems.

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources. Generally, the company will also be classified by The Global Industry Classification Standard (GICS) as being part of the Healthcare Sector.

The term AI refers to computer-based systems, software, or technologies designed to perform tasks that typically require human intelligence. These tasks may include, but are not limited to, learning from data, recognizing patterns, making predictions or recommendations, processing natural language, generating content, automating decision-making processes, and improving performance over time through iterative training and optimization techniques. AI systems may utilize a variety of methodologies, including machine learning, deep learning, neural networks, natural language processing, computer vision, and related computational techniques. AI encompasses both existing and emerging technologies and applications that enable machines or software systems to simulate or augment cognitive functions commonly associated with human intelligence.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Healthcare and Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are engaged in applying Artificial Intelligence (“AI”) to the Healthcare industry Healthcare AI companies.